SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash	$ 57,063	$ 174,353	$ 57,063	$ 174,353	$ 142,034	$ 223,411	$ 48,206
FDIC	250,000		250,000
Retail revenues	1,563,442	1,241,883	5,136,854	3,597,976	5,207,572	3,153,564
Advertising Expense					221,623	225,339
Accumulated depreciation	(433,825)		(433,825)		(263,812)	(124,743)
Net loss	$ (1,453,175)	$ (1,373,794)	$ (5,020,113)	$ (2,814,884)	$ (4,156,334)	$ (1,426,031)
Basic loss per common share	$ (0.04)	$ (0.10)	$ (0.22)	$ (0.22)	$ (0.23)	$ (0.11)
Cumulative-Effect Adjustment, Deconsolidation of Variable Interest Entity [Member]
Net loss			$ 470,647
Basic loss per common share			$ (0.02)
Leased Equipment
Accumulated depreciation					$ 41,081	$ 14,350
Cost of Equipment
Accumulated depreciation					$ 168,458	$ 102,874